UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2012

Item 1. Schedule of Investments.

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 58.2%
$1,228,000	Air Lease Corp. 3.875%, 12/1/20181, 2, 3	$1,334,682
503,000	Alere, Inc. 3.000%, 5/15/20161, 3	472,820
603,000	Alpha Natural Resources, Inc. 2.375%, 4/15/20151	563,051
528,000	American Equity Investment Life Holding Co. 5.250%, 12/6/20291, 2, 3, 4	721,050
2,369,000	Amtrust Financial Services, Inc. 5.500%, 12/15/20211, 2, 3	2,936,079
944,000	Bottomline Technologies, Inc. 1.500%, 12/1/20171	1,053,150
697,000	Cadence Design Systems, Inc. 2.625%, 6/1/20151, 3	1,283,351
1,270,000	Callaway Golf Co. 3.750%, 8/15/20191, 2, 3, 4	1,347,787
333,000	CBIZ, Inc. 4.875%, 10/1/20151, 2, 3	346,528
	Cemex S.A.B. de C.V.
1,861,000	4.875%, 3/15/20151	2,037,795
546,000	3.750%, 3/15/20181	623,123
53,192	CenterPoint Energy, Inc. 0.000%, 9/15/20291, 3, 4, 5	2,187,521
921,000	Chart Industries, Inc. 2.000%, 8/1/20181	1,139,162
736,000	Chiquita Brands International, Inc. 4.250%, 8/15/20161	644,000
	Ciena Corp.
932,000	3.750%, 10/15/20181, 2, 3	1,053,743
208,000	4.000%, 12/15/20201	239,070
1,620,000	Cobalt International Energy, Inc. 2.625%, 12/1/20191	1,643,287
1,566,000	Covanta Holding Corp. 3.250%, 6/1/20141, 3	1,899,754
650,000	Cubist Pharmaceuticals, Inc. 2.500%, 11/1/20171	1,022,938
1,001,000	DFC Global Corp. 3.250%, 4/15/20171, 2, 3	1,095,469
1,247,000	DR Horton, Inc. 2.000%, 5/15/20141	1,980,392
1,573,000	Electronic Arts, Inc. 0.750%, 7/15/20161	1,457,974
1,290,000	Encore Capital Group, Inc. 3.000%, 11/27/20171, 2, 3	1,429,481

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$1,115,000	Endo Health Solutions, Inc. 1.750%, 4/15/20151, 3	$1,238,347
705,000	Exelixis, Inc. 4.250%, 8/15/20191, 3	689,578
732,000	Forest City Enterprises, Inc. 4.250%, 8/15/20181, 3, 4	773,633
2,816,000	General Cable Corp. 4.500%, 11/15/20291, 3, 5	3,051,840
528,000	Greenbrier Cos., Inc. 3.500%, 4/1/20181, 3	482,130
1,049,000	GT Advanced Technologies, Inc. 3.000%, 10/1/20171, 3	768,393
1,020,000	Hawaiian Holdings, Inc. 5.000%, 3/15/20161, 3	1,133,475
418,000	Hertz Global Holdings, Inc. 5.250%, 6/1/20141	850,108
647,000	Hornbeck Offshore Services, Inc. 1.500%, 9/1/20191, 2	653,470
867,000	Horsehead Holding Corp. 3.800%, 7/1/20171	843,158
924,000	Illumina, Inc. 0.250%, 3/15/20161, 2	900,323
265,000	Isis Pharmaceuticals, Inc. 2.750%, 10/1/20191, 2	263,178
125,000	iStar Financial, Inc. 3.000%, 11/15/20161, 3	127,969
749,000	Jefferies Group, Inc. 3.875%, 11/1/20291, 4	745,723
578,000	JetBlue Airways Corp. 6.750%, 10/15/20391, 4	790,054
876,000	Kaiser Aluminum Corp. 4.500%, 4/1/20151, 3	1,183,695
1,482,000	Knight Capital Group, Inc. 3.500%, 3/15/20151, 3	1,479,221
1,661,000	Lennar Corp. 2.750%, 12/15/20201, 2, 3, 4	3,064,545
172,000	Level 3 Communications, Inc. 7.000%, 3/15/20151	205,433
2,829,000	Liberty Interactive LLC 3.250%, 3/15/20311, 4	2,687,550
1,582,000	LifePoint Hospitals, Inc. 3.500%, 5/15/20141, 3	1,634,404
780,000	Live Nation Entertainment, Inc. 2.875%, 7/15/20271, 4	776,100

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$564,000	Medicines Co. 1.375%, 6/1/20171, 2	$620,400
987,000	MGM Resorts International 4.250%, 4/15/20151, 3	1,046,837
2,693,000	Microchip Technology, Inc. 2.125%, 12/15/20371, 3	3,413,377
3,005,000	Micron Technology, Inc. 1.500%, 8/1/20311, 3, 4	2,792,772
668,000	National Financial Partners Corp. 4.000%, 6/15/20171, 3	992,815
511,000	Newpark Resources, Inc. 4.000%, 10/1/20171	546,770
1,497,000	Novellus Systems, Inc. 2.625%, 5/15/20411	1,871,250
945,000	NuVasive, Inc. 2.750%, 7/1/20171, 3	831,600
1,295,000	Peabody Energy Corp. 4.750%, 12/15/20411, 3, 4	1,253,722
	PHH Corp.
1,664,000	4.000%, 9/1/20141, 3	1,868,880
556,000	6.000%, 6/15/20171	1,104,355
1,647,000	Regis Corp. 5.000%, 7/15/20141, 3	2,033,016
945,000	Ryland Group, Inc. 1.625%, 5/15/20181	1,284,019
1,390,000	SBA Communications Corp. 4.000%, 10/1/20141	3,293,431
280,000	SEACOR Holdings, Inc. 2.500%, 12/15/20271, 2, 4	286,650
940,000	Standard Pacific Corp. 1.250%, 8/1/20321, 3, 4	1,106,850
2,046,000	Sterlite Industries India Ltd. (India) 4.000%, 10/30/20141, 3	1,978,226
1,260,000	Stillwater Mining Co. 1.750%, 10/15/20321, 3, 4	1,474,987
1,681,000	Stone Energy Corp. 1.750%, 3/1/20171, 2	1,483,482
743,000	Sunrise Senior Living, Inc. 5.000%, 4/1/20411, 3	1,061,561
1,583,000	Take-Two Interactive Software, Inc. 1.750%, 12/1/20161, 3	1,513,744
1,369,000	TIBCO Software, Inc. 2.250%, 5/1/20321, 2, 4	1,308,251
542,000	Toll Brothers Finance Corp. 0.500%, 9/15/20321, 2, 3, 4	548,775

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
$2,586,000	VeriSign, Inc. 3.250%, 8/15/20371	$3,274,522
1,658,000	Virgin Media, Inc. 6.500%, 11/15/20161	3,420,661
1,012,000	Vishay Intertechnology, Inc. 2.250%, 6/1/20421, 2	1,047,420
539,000	Volcano Corp. 1.750%, 12/1/20171	545,738
1,688,000	Walter Investment Management Corp. 4.500%, 11/1/20191, 3	1,790,335
1,695,000	WebMD Health Corp. 2.500%, 1/31/20181	1,428,037
916,000	WellPoint, Inc. 2.750%, 10/15/20421, 2, 3	989,853
1,651,000	WESCO International, Inc. 6.000%, 9/15/20291, 4	4,098,607
1,088,000	Western Refining, Inc. 5.750%, 6/15/20141	3,190,560
740,000	Wright Medical Group, Inc. 2.000%, 8/15/20171, 2	785,325
1,842,000	XM Satellite Radio, Inc. 7.000%, 12/1/20141, 2	3,170,542

	TOTAL CORPORATE BONDS (Cost $94,635,162)	110,311,904

Number of Shares		Value

	PREFERRED STOCKS – 29.5%
	CONSUMER DISCRETIONARY – 2.0%
19,980	Beazer Homes USA, Inc. 7.500%, 7/15/20151, 3	569,430
11,787	Goodyear Tire & Rubber Co. 5.875%, 4/1/20141	555,830
2,466	Interpublic Group of Cos., Inc. 5.250%, 12/31/20491, 3, 4	2,614,577
		3,739,837
	CONSUMER STAPLES – 2.4%
23,048	Bunge Ltd. (Bermuda) 4.875%, 12/31/20491, 3	2,365,301
1,900	Universal Corp. 6.750%, 12/31/20491, 3, 4	2,171,225
		4,536,526

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	ENERGY – 4.6%
2,299	Chesapeake Energy Corp. 5.750%, 12/31/20491, 2, 3	$2,047,547
6,322	Energy XXI Bermuda Ltd. (Bermuda) 5.625%, 12/31/20491	2,210,724
4,825	Penn Virginia Corp. 6.000%, 12/31/20491, 3	442,694
15,519	Sanchez Energy Corp. 4.875%, 12/31/20491, 2, 3	768,190
31,881	SandRidge Energy, Inc. 7.000%, 12/31/20491, 3	3,279,758
		8,748,913
	FINANCIALS – 12.4%
92,032	Alexandria Real Estate Equities, Inc. 7.000%, 12/31/20491, 3	2,444,600
66,111	AMG Capital Trust II 5.150%, 10/15/20371	3,136,141
19,932	AngloGold Ashanti Holdings Finance PLC (Isle of Man) 6.000%, 9/15/20131, 3	744,859
42,536	Aspen Insurance Holdings Ltd. (Bermuda) 5.625%, 12/31/20491, 3	2,549,501
1,174	Bank of America Corp. 7.250%, 12/31/20491, 3	1,332,783
45,406	Health Care REIT, Inc. 6.500%, 12/31/20491, 3	2,606,586
26,106	KeyCorp 7.750%, 12/31/20491, 3	3,277,935
38,295	MetLife, Inc. 5.000%, 3/26/20141, 3	1,702,979
1,059	Oriental Financial Group, Inc. (Puerto Rico) 8.750%, 12/31/20491, 2	1,416,412
96,300	Synovus Financial Corp. 8.250%, 5/15/20131, 3	2,118,600
	Wintrust Financial Corp.
14,990	7.500%, 12/15/20131, 3	816,955
1,337	5.000%, 12/31/20491, 3	1,390,814
		23,538,165
	HEALTH CARE – 4.5%
12,518	Alere, Inc. 3.000%, 12/31/20491, 3	2,403,456
3,162	HealthSouth Corp. 6.500%, 12/31/20491, 3	3,281,366

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	HEALTH CARE (Continued)
57,781	Omnicare Capital Trust II 4.000%, 6/15/20331, 3, 4	$2,793,353
		8,478,175
	INDUSTRIALS – 2.4%
101,644	2010 Swift Mandatory Common Exchange Security Trust 6.000%, 12/31/20131, 2, 3	947,129
63,053	Continental Airlines Finance Trust II 6.000%, 11/15/20301, 3, 4	2,234,441
23,754	United Technologies Corp. 7.500%, 8/1/20151	1,323,335
		4,504,905
	INFORMATION TECHNOLOGY – 0.5%
18,202	Unisys Corp. 6.250%, 3/1/20141	960,155

	MATERIALS – 0.3%
26,524	Thompson Creek Metals Co., Inc. (Canada) 6.500%, 5/15/20151, 3	568,144

	TELECOMMUNICATION SERVICES – 0.4%
8,958	Iridium Communications, Inc. 7.000%, 12/31/20491, 2, 3	861,088

	TOTAL PREFERRED STOCKS (Cost $49,497,699)	55,935,908

	TOTAL INVESTMENTS – 87.8% (Cost $144,132,862)	166,247,812
	Other Assets in Excess of Liabilities – 12.2%	23,147,724

	TOTAL NET ASSETS – 100.0%	$189,395,536

	SECURITIES SOLD SHORT – (47.6)%
	COMMON STOCKS – (47.6)%
	CONSUMER DISCRETIONARY – (8.9)%
(22,811)	Beazer Homes USA, Inc.*	(385,278)
(106,411)	Callaway Golf Co.	(691,671)
(11,816)	CBS Corp. - Class B	(449,599)
(78,309)	DR Horton, Inc.	(1,548,952)
(29,468)	Goodyear Tire & Rubber Co.*	(406,953)
(99,287)	Interpublic Group of Cos., Inc.	(1,094,143)
(63,147)	Lennar Corp. - Class A	(2,441,894)
(2,876)	Live Nation Entertainment, Inc.*	(26,776)
(18,581)	MGM Resorts International*	(216,283)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER DISCRETIONARY (Continued)
(74,568)	Regis Corp.	$(1,261,691)
(20,549)	Ryland Group, Inc.	(750,038)
(787,284)	Sirius XM Radio, Inc.	(2,275,251)
(69,795)	Standard Pacific Corp.*	(512,993)
(3,545)	Time Warner Cable, Inc.	(344,538)
(14,038)	Time Warner, Inc.	(671,437)
(4,608)	Toll Brothers, Inc.*	(148,977)
(11,816)	Viacom, Inc. - Class B	(623,176)
(80,224)	Virgin Media, Inc.	(2,948,232)
		(16,797,882)
	CONSUMER STAPLES – (1.4)%
(13,941)	Bunge Ltd.	(1,013,371)
(6,564)	Chiquita Brands International, Inc.*	(54,153)
(33,442)	Universal Corp.	(1,669,090)
		(2,736,614)
	ENERGY – (5.7)%
(1,055)	Alpha Natural Resources, Inc.*	(10,276)
(61,559)	Chesapeake Energy Corp.	(1,023,110)
(21,530)	Cobalt International Energy, Inc.*	(528,777)
(53,156)	Energy XXI Bermuda Ltd. (Bermuda)	(1,711,092)
(8,411)	Hornbeck Offshore Services, Inc.*	(288,834)
(32,516)	Newpark Resources, Inc.*	(255,251)
(13,338)	Peabody Energy Corp.	(354,924)
(62,341)	Penn Virginia Corp.	(274,924)
(25,390)	Sanchez Energy Corp.	(457,020)
(357,355)	SandRidge Energy, Inc.*	(2,269,204)
(1,288)	SEACOR Holdings, Inc.	(107,934)
(18,021)	Stone Energy Corp.*	(369,791)
(109,043)	Western Refining, Inc.	(3,073,922)
		(10,725,059)
	FINANCIALS – (9.4)%
(9,099)	Affiliated Managers Group, Inc.*	(1,184,235)
(11,364)	Alexandria Real Estate Equities, Inc. - REIT	(787,752)
(40,867)	American Equity Investment Life Holding Co.	(498,986)
(58,439)	Amtrust Financial Services, Inc.	(1,676,615)
(47,248)	Aspen Insurance Holdings Ltd. (Bermuda)	(1,515,716)
(1,268)	Bank of America Corp.	(14,709)
(32,060)	DFC Global Corp.*	(593,431)
(25,666)	Encore Capital Group, Inc.*	(785,893)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
(15,992)	Forest City Enterprises, Inc. - Class A*	$(258,271)
(26,140)	Health Care REIT, Inc. - REIT	(1,602,121)
(4,250)	iStar Financial, Inc. - REIT*	(34,637)
(2,996)	Jefferies Group, Inc.	(55,636)
(51,923)	KeyCorp	(437,192)
(14,289)	Knight Capital Group, Inc. - Class A*	(50,154)
(34,533)	MetLife, Inc.	(1,137,517)
(44,131)	National Financial Partners Corp.*	(756,405)
(68,567)	Oriental Financial Group, Inc. (Puerto Rico)	(915,369)
(62,105)	PHH Corp.*	(1,412,889)
(656,645)	Synovus Financial Corp.	(1,608,780)
(21,843)	Walter Investment Management Corp.*	(939,686)
(43,646)	Wintrust Financial Corp.	(1,601,808)
		(17,867,802)
	HEALTH CARE – (4.5)%
(58,225)	Alere, Inc.*	(1,077,162)
(19,110)	Cubist Pharmaceuticals, Inc.*	(803,767)
(20,993)	Endo Health Solutions, Inc.*	(551,486)
(100,016)	Exelixis, Inc.*	(457,073)
(62,289)	HealthSouth Corp.*	(1,314,921)
(3,167)	Illumina, Inc.*	(176,054)
(9,567)	Isis Pharmaceuticals, Inc.*	(100,071)
(7,648)	LifePoint Hospitals, Inc.*	(288,712)
(13,112)	Medicines Co.*	(314,295)
(5,884)	NuVasive, Inc.*	(90,967)
(41,634)	Omnicare, Inc.	(1,502,987)
(54,293)	Sunrise Senior Living, Inc.*	(780,733)
(9,838)	Volcano Corp.*	(232,275)
(8,477)	WellPoint, Inc.	(516,419)
(17,464)	Wright Medical Group, Inc.*	(366,569)
		(8,573,491)
	INDUSTRIALS – (6.6)%
(24,373)	Air Lease Corp.*	(524,020)
(33,676)	CBIZ, Inc.*	(199,025)
(10,033)	Chart Industries, Inc.*	(668,900)
(62,560)	Covanta Holding Corp.	(1,152,355)
(65,469)	General Cable Corp.*	(1,990,912)
(5,552)	Greenbrier Cos., Inc.*	(89,776)
(83,510)	Hawaiian Holdings, Inc.*	(548,661)
(47,338)	Hertz Global Holdings, Inc.*	(770,189)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

Number of Shares		Value

	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
(87,309)	JetBlue Airways Corp.*	$(498,534)
(77,965)	Swift Transportation Co.*	(711,041)
(29,942)	United Continental Holdings, Inc.*	(700,044)
(9,502)	United Technologies Corp.	(779,259)
(56,050)	WESCO International, Inc.*	(3,779,452)
		(12,412,168)
	INFORMATION TECHNOLOGY – (6.7)%
(18,879)	Bottomline Technologies, Inc.*	(498,217)
(80,379)	Cadence Design Systems, Inc.*	(1,085,920)
(38,231)	Ciena Corp.*	(600,227)
(14,187)	Electronic Arts, Inc.*	(206,137)
(68,024)	GT Advanced Technologies, Inc.*	(205,433)
(37,521)	Lam Research Corp.*	(1,355,634)
(89,735)	Microchip Technology, Inc.	(2,924,464)
(158,698)	Micron Technology, Inc.*	(1,007,732)
(40,378)	Take-Two Interactive Software, Inc.*	(444,562)
(8,244)	TIBCO Software, Inc.*	(181,450)
(42,722)	Unisys Corp.*	(739,091)
(63,944)	VeriSign, Inc.*	(2,482,306)
(77,896)	Vishay Intertechnology, Inc.*	(828,034)
(7,718)	WebMD Health Corp.*	(110,676)
		(12,669,883)
	MATERIALS – (2.5)%
(16,868)	AngloGold Ashanti Ltd. - ADR (South Africa)	(529,149)
(141,945)	Cemex S.A.B. de C.V. - ADR (Mexico)*	(1,400,997)
(40,451)	Horsehead Holding Corp.*	(413,005)
(12,740)	Kaiser Aluminum Corp.	(785,931)
(21,944)	Sterlite Industries India Ltd. - ADR (India)	(188,938)
(79,046)	Stillwater Mining Co.*	(1,010,208)
(120,418)	Thompson Creek Metals Co., Inc.*	(498,530)
		(4,826,758)
	TELECOMMUNICATION SERVICES – (1.9)%
(64,282)	Iridium Communications, Inc.*	(433,261)
(3,188)	Level 3 Communications, Inc.*	(73,674)
(43,495)	SBA Communications Corp. - Class A*	(3,089,015)
		(3,595,950)
	TOTAL SECURITIES SOLD SHORT (Proceeds $78,281,975)	$(90,205,607)

Palmer Square SSI Alternative Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2012 (Unaudited)

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	Convertible security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	All or a portion of this security is segregated as collateral for securities sold short. The aggregate value of segregated securities is $93,497,388.
4	Callable.
5	Variable, floating or step rate security.

See accompanying Notes to Schedule of Investments.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2012 (Unaudited)

Note 1 – Organization
Palmer Square SSI Alternative Income Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek income and absolute return.  The Fund commenced investment operations on May 25, 2012, with two classes of shares, Class A and Class I.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting..  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Short Sales
Short sales are transactions under which the Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At December 31, 2012, the cost of securities and proceeds from securities sold short on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$144,265,344

Proceeds from securities sold short	$(77,985,649)

Gross unrealized appreciation	$27,495,725
Gross unrealized depreciation	(17,733,215)

Net unrealized appreciation on investments and securities sold short	$9,762,510

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Palmer Square SSI Alternative Income Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2012 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds	$-	$110,311,904	$-	$110,311,904
Preferred Stocks
Consumer Discretionary	569,430	3,170,407	-	3,739,837
Consumer Staples	-	4,536,526	-	4,536,526
Energy	1,210,884	7,538,029	-	8,748,913
Financials	4,566,437	18,971,728	-	23,538,165
Health Care	-	8,478,175	-	8,478,175
Industrials	1,323,335	3,181,570	-	4,504,905
Information Technology	-	960,155	-	960,155
Materials	568,144	-	-	568,144
Telecommunication Services	861,088	-	-	861,088
Total Assets	$9,099,318	$157,148,494	$-	$166,247,812

Liabilities
Securities Sold Short
Common Stock
Consumer Discretionary	$(16,797,882)	$-	$-	$(16,797,882)
Consumer Staples	(2,736,614)	-	-	(2,736,614)
Energy	(10,725,059)	-	-	(10,725,059)
Financials	(17,867,802)	-	-	(17,867,802)
Health Care	(8,573,491)	-	-	(8,573,491)
Industrials	(12,412,168)	-	-	(12,412,168)
Information Technology	(12,669,883)	-	-	(12,669,883)
Materials	(4,826,758)	-	-	(4,826,758)
Telecommunication Services	(3,595,950)	-	-	(3,595,950)
Total Liabilities	$(90,205,607)	$-	$-	$(90,205,607)

*The Fund did not hold any Level 3 securities at period end.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	3/1/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	3/1/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	3/1/13